UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

Counterpoint Select Fund
SCHEDULE OF INVESTMENTS at March 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS: 64.3%
	Capital Markets: 3.5%
1,750	Goldman Sachs Group, Inc.	$289,433

	Communications Equipment: 3.7%
12,700	Cisco Systems, Inc. (a)	305,943

	Computers & Peripherals: 3.4%
20,000	EMC Corp. (a)	286,800

	Consumer Finance: 3.7%
7,000	American Express Co.	306,040

	Diversified Financial Services: 7.8%
8,000	Moody's Corp.	278,640
9,500	NASDAQ Stock Market, Inc. (a)	367,270
		645,910
	Health Care Providers & Services: 3.6%
8,700	Unitedhealth Group, Inc.	298,932

	Industrial Conglomerates: 3.6%
8,000	General Electric Co.	296,080

	Insurance: 4.6%
85	Berkshire Hathaway, Inc. (a)	380,196

	Internet Software & Services: 2.6%
500	Google, Inc. (a)	220,235

	Media: 3.0%
8,000	Walt Disney Co.	251,040

	Metals & Mining: 3.8%
3,300	Freeport-McMoRan Copper & Gold, Inc.	317,526

	Multiline Retail: 2.3%
3,800	Target Corp.	192,584

	Pharmaceuticals: 10.9%
5,500	Johnson & Johnson	356,785
26,500	Pfizer, Inc.	554,645
		911,430
	Semiconductor & Semiconductor Equipment: 3.7%
14,500	Intel Corp.	307,110

	Software: 4.1%
12,200	Microsoft Corp.	346,236

	TOTAL COMMON STOCKS
	(Cost $5,732,807)	5,355,495

	INVESTMENT COMPANIES: 7.9%
4,000	UltraShort Russell2000 Growth ProShares	334,320
5,000	UltraShort S&P 500 ProShares	322,350
		656,670
	TOTAL INVESTMENT COMPANIES
	(Cost $650,664)	656,670

Contracts	(100 shares per contract)
	OPTIONS PURCHASED: 7.1%

	CALL OPTIONS PURCHASED: 2.7%

	Biotechnology: 0.1%
20	Amgen, Inc
	Expiration: January, 2009, Exercise Price: $40.00	13,450

	Communications Equipment: 0.5%
80	Cisco Systems, Inc.
	Expiration: January, 2009, Exercise Price: $20.00	45,600

	Industrial Conglomerates: 0.6%
60	General Electric Co.
	Expiration: January, 2009, Exercise Price: $30.00	48,600

	Insurance: 0.5%
75	Marsh & McLennan Companies, Inc.
	Expiration: January, 2009, Exercise Price: $20.00	40,125

	Pharmaceuticals: 0.7%
20	Johnson & Johnson
	Expiration: January, 2010, Exercise Price: $50.00	32,700
100	Pfizer, Inc.
	Expiration: January, 2010, Exercise Price: $20.00	26,750
		59,450
	Semiconductor & Semiconductor Equipment: 0.2%
40	Intel Corp.
	Expiration: January, 2009, Exercise Price: $20.00	13,800

	Specialty Retail: 0.1%
40	Barnes & Noble, Inc.
	Expiration: April, 2008, Exercise Price: $30.00	4,300

	PUT OPTIONS PURCHASED: 4.3%

	Capital Markets: 1.9%
200	The Blackstone Group
	Expiration: January, 2010, Exercise Price: $10.00	160,000

	Diversified Financial Services: 1.8%
75	NASDAQ Stock Market, Inc.
	Expiration: January, 2009, Exercise Price: $20.00	147,750

	Oil & Gas: 0.6%
100	United States Oil
	Expiration: April, 2008, Exercise Price: $85.00	50,000

	INVESTMENT COMPANY PUT OPTIONS PURCHASED: 0.1%

	Diversified Financial Services: 0.1%
300	Financial Select Sector SPDR
	Expiration: April, 2008, Exercise Price: $22.00	8,400

	TOTAL OPTIONS PURCHASED
	(Cost $709,267)	591,475

Shares
	SHORT-TERM INVESTMENT: 28.6%
	Money Market Fund: 28.6%
2,381,297	Fidelity Government Portfolio - Institional	2,381,297

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,381,297)	2,381,297

	TOTAL INVESTMENTS IN SECURITIES: 107.9%
	(Cost $9,474,035)	8,984,937
	Liabilities in Excess of Other Assets: (7.9)%	(654,263)
	TOTAL NET ASSETS: 100.0%	$8,330,674

(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows:

Cost of investments	$9,474,035
Gross unrealized appreciation	221,138
Gross unrealized depreciation	(710,236)
Net unrealized depreciation	$(489,098)

For the previous fiscal year’s federal income tax information, please refer to the Notes to
Financial Statements section in the Fund’s most recent semi-annual or annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)       /s/ Robert M Slotky
Robert M. Slotky, President

Date       May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Robert M. Slotky
Robert M. Slotky, President

Date       May 22, 2008

By (Signature and Title)*      /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date       May 23, 2008

* Print the name and title of each signing officer under his or her signature.